Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 70% Portfolio - VIP FundsManager 70% Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 69
3 years	227
5 years	399
10 years	$ 900